Trust Preferred Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 103,750	$ 103,750
Fixed at 10.25%, Maturity Jul 2031 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.25%	10.25%
Junior Subordinated Notes	15,000	15,000
Three-month LIBOR, plus 3.58%, Maturity Jul 2031 [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	15,000 [1]	15,000	[1]
Debt Instrument, Interest Rate, Effective Percentage	3.82%	3.89%
Debt Instrument, Basis Spread on Variable Rate	3.58%
Debt Instrument, Description of Variable Rate Basis	Three-month LIBOR
Three-month LIBOR, plus 1.99%, Maturity Jan 2035 [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	10,000	10,000
Debt Instrument, Interest Rate, Effective Percentage	2.23%	2.33%
Debt Instrument, Basis Spread on Variable Rate	1.99%
Debt Instrument, Description of Variable Rate Basis	Three-month LIBOR
Fixed at 6.40% to Aug 2015, Thereafter, Three-month LIBOR, plus 1.80%, Maturity Aug 2035 [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.40%	6.40%
Junior Subordinated Notes	10,000	10,000
Debt Instrument, Basis Spread on Variable Rate	1.80%
Debt Instrument, Description of Variable Rate Basis	Three-month LIBOR
Fixed at 6.08% to Nov 2015, Thereafter, Three-month LIBOR, plus 1.49%, Maturity Nov 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.08%	6.08%
Junior Subordinated Notes	10,000	10,000
Debt Instrument, Basis Spread on Variable Rate	1.49%
Debt Instrument, Description of Variable Rate Basis	Three-month LIBOR
Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.74%	6.74%
Junior Subordinated Notes	15,750	15,750
Debt Instrument, Basis Spread on Variable Rate	1.74%
Debt Instrument, Description of Variable Rate Basis	Three-month LIBOR
Fixed at 6.63% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Jun, 2037 [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	15,000	15,000
Debt Instrument, Interest Rate, Effective Percentage	1.94%	2.00%
Debt Instrument, Basis Spread on Variable Rate	1.70%
Fixed at 7.38% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Sep 2037 [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 13,000	$ 13,000
Debt Instrument, Interest Rate, Effective Percentage	1.94%	2.00%
Debt Instrument, Basis Spread on Variable Rate	1.70%
Scenario, Forecast [Member] | Fixed at 6.63% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Jun, 2037 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	Three-month LIBOR
Scenario, Forecast [Member] | Fixed at 7.38% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Sep 2037 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	Three-month LIBOR

[1]	(1) London Interbank Offered Rate